Shareholder Report, Holdings (Details)	May 31, 2025
C000103068 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103068 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103068 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103068 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103068 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103068 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103068 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103068 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000103068 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000103068 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103068 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103068 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103068 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103069 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103069 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103069 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103069 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103069 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103069 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103069 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103069 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000103069 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000103069 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103069 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103069 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103069 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177200 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177200 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177200 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177200 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177200 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177200 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177200 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177200 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000177200 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177200 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177200 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177200 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177200 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219333 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219333 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219333 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219333 | TIH Insurance Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219333 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219333 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219333 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219333 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000219333 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219333 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219333 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219333 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%